1095 Avenue of the Americas New York, NY 10036-6797 +1 212 698 3500 Main +1 212 698 3599 Fax www.dechert.com
Richard Horowitz richard.horowitz@dechert.com +1 212 698 3525 Direct +1 212 698 8452 Fax

September 9, 2019

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549-4720

Re:	OFI Carlyle Private Credit Fund

Ladies and Gentlemen:

Pursuant to Rule 486(a) under the Securities Act of 1933, as amended, transmitted herewith on behalf of the OFI Carlyle Private Credit Fund (the “Fund”), a closed-end management investment company, for filing via EDGAR is Post-Effective Amendment No. 9 to the Registration Statement. The purpose of this filing is to register Class M shares of the Fund.

We hereby request that the SEC and its staff afford the Registration Statement selective review in accordance with Securities Act Release No. 6510 and Investment Company Act Release No. 13768 in respect of the new Class M disclosures only. There have been no material changes in the Fund’s investment strategy or other disclosures regarding its associated risks. As a result, the disclosures contained in the Registration Statement are substantially similar to the disclosures contained in the Fund’s current registration statement on Form N-2, filed on April 16, 2019. Furthermore, we anticipate filing an acceleration request letter on behalf of the Fund in anticipation of going effective on or about October 15, 2019.

If you have any questions relating to this filing, please do not hesitate to contact me at 212.698.3525.

Sincerely,

/s/ Richard Horowitz

Richard Horowitz